Dividends - Summary of Dividends (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividend attributable to owners [Line Items]
Dividends attributable to owners of the Company	¥ 32,724	¥ 23,793	¥ 10,856
Interim dividends [member]
Dividend attributable to owners [Line Items]
Dividends attributable to owners of the Company	16,252	12,676	3,899
Final dividends [member]
Dividend attributable to owners [Line Items]
Dividends attributable to owners of the Company	¥ 16,472	¥ 11,117	¥ 6,957